Borrowings - Schedule of Allocation of the Loan Proceeds and Movements in Liability (Details) - USD ($) $ in Thousands		6 Months Ended
	May 02, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid		$ (572)	$ (5)
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan issuance amount	$ 15,000	15,000
Transaction costs	(1,100)	(1,070)
Initial loan amortized cost	$ 13,300	13,274
Interest expense		362
Interest paid		(291)
Currency translation adjustments		(1)
Net amortized cost as of June 30, 2024		13,344
Perceptive Credit Agreement | Perceptive Credit Holdings warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrant obligation		$ (656)